Schedule of Total Debt Outstanding (Details) - USD ($)	Sep. 30, 2024	Jul. 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 13, 2022
Short-Term Debt [Line Items]
Convertible notes payable	$ 3,370,000		$ 8,474,000	$ 11,737,000
Current portion of debt	14,529,000		10,864,000	10,546,000
Long-term debt	8,100,000	$ 2,160,000
Debt instrument face value	25,999,000		19,338,000		$ 13,006,022
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable	3,370,000		8,474,000
Current portion of debt
Long-term debt
Debt instrument face value	3,370,000		8,474,000
N Y D I G Financing [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Current portion of debt	9,183,000		9,183,000
Long-term debt
Debt instrument face value	9,183,000		9,183,000
Navitas Term Loan [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Current portion of debt	292,000		1,681,000
Long-term debt
Debt instrument face value	292,000		$ 1,681,000
June Twenty Twenty Four Secured Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Current portion of debt	3,781,000
Long-term debt	8,100,000
Debt instrument face value	11,881,000
June Twenty Twenty Four Additional Secured Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Current portion of debt	1,273,000
Long-term debt
Debt instrument face value	$ 1,273,000